Summary of Significant Accounting Policies (Disposal of WVAS and Recorded Music Businesses, Liquidity) (Narrative) (Details)	8 Months Ended	12 Months Ended				8 Months Ended			12 Months Ended
	Aug. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Aug. 31, 2010 Huayi Music [Member] USD ($)	May 31, 2010 Huayi Music [Member] USD ($)	May 31, 2010 Huayi Music [Member] CNY	Dec. 31, 2010 WVAS and Recorded Music Business [Member] USD ($)	Aug. 31, 2010 WVAS and Recorded Music Business [Member] USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate consideration in cash for disposed equity interest							$ 5,045,754	34,450,000		$ 37,243,904
Gain from disposal of Huayi Music	4,486,786	0	0	4,486,786		4,486,786
Difference between cash consideration and carrying amount of assets, liabilities and non-controlling interests and redeemable non-controlling interest of WVAS and recorded music business									13,561,087
Carrying amount of assets, liabilities and non-controlling interests and redeemable non-controlling interest of WVAS and recorded music business									23,682,817
Cumulative translation difference									10,344,330
Cash and cash equivalents		13,070,987	26,750,427	27,294,819	49,743,934
Net operating cash outflow		8,086,138	39,174,796	29,569,898
Accumulated deficit		(141,940,509)	(132,449,371)
Working capital		6,379,717
Accounts receivable and other receivables due from related parties		10,495,820
Other amounts payable to related parties		$ 3,779,497	$ 13,552,080